Commitments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total	$ 1,585	$ 2,991
Within one year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total	$ 1,585	$ 2,991